Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of reconciliation between the effective income tax rate and the PRC statutory income tax rate

	For the Years Ended December 31,
	2022	2023	2024
	%	%	%
PRC Statutory income tax rates	25.0	25.0	25.0
Change in valuation allowance	(20.3)	24.1	(18.7)
R&D expenses super-deduction	(2.9)	3.6	(4.4)
Non-deductible expenses and non-taxable income incurred	0.4	(48.5)	0.6
Difference in EIT rates of certain subsidiaries	0.1	0.7	2.1
Effect of preferential income tax rates	(1.9)	(6.3)	(5.6)
Total	0.4	(1.4)	(1.0)

Schedule of aggregate amount and per share effect of the preferential income tax rates

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ (Note 2(d))
Aggregate amount	3,929	6,245	4,767	653
Basic and diluted net loss per share effect	—	—	—	—

Schedule of significant components of deferred tax assets and liabilities

	As of December 31,
	2023	2024
	RMB	RMB	US$ (Note 2(d))
Non-current deferred tax assets:
Accruals and others	7,246	6,954	953
Net operating loss carry forwards	403,448	277,353	37,997
Carryforwards of deductible advertising expenses	10,617	10,648	1,459
Impairment of non-financial assets	4,496	8,407	1,152
Remeasurement and impairment of long-term investments	3,699	6,595	903
Allowance for credit losses	242,704	233,038	31,926
Subtotal	672,210	542,995	74,390
Less: valuation allowance	(672,210)	(542,995)	(74,390)
Total non-current deferred tax assets, net	—	—	—

Non-current deferred tax liabilities:
Recognition of intangible assets arising from business combination	(6,027)	(5,151)	(706)
Total non-current deferred tax liabilities, net	(6,027)	(5,151)	(706)

Schedule of movement of valuation allowance

	For the Years Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of the year	939,621	757,126	672,210	92,092
Additions	31,686	18,027	43,477	5,956
Written-off for expiration of net operating losses	(212,636)	(60,924)	(113,427)	(15,539)
Utilization of previously unrecognized tax losses and timing difference	(1,545)	(42,019)	(59,265)	(8,119)
Balance at the end of the year	757,126	672,210	(542,995)	(74,390)